Derivative Liabilities - Assumptions Used to Calculate Fair Value (Parenthetical) (Detail)					9 Months Ended	12 Months Ended
		Jul. 11, 2016		Jul. 02, 2016	Sep. 30, 2016	Dec. 31, 2015
Derivative [Line Items]
Dividend yield					0.00%
Maximum
Derivative [Line Items]
Percentage of common stock outstanding						19.90%
Series D Warrant
Derivative [Line Items]
Dividend yield					0.00%
Debt instrument, conversion feature						The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.
Contractual Term					5 years
Series D Warrant | US Treasury Bill Securities [Member]
Derivative [Line Items]
Contractual Term						5 years
Series E Warrants [Member]
Derivative [Line Items]
Dividend yield	[1]				0.00%
Contractual Term					5 years 10 months 20 days
Series E Warrants [Member] | US Treasury Bill Securities [Member]
Derivative [Line Items]
Risk free interest rate description					The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
Series G Warrant [Member]
Derivative [Line Items]
Dividend yield		0.00%	[2]		0.00%
Contractual Term		4 years 10 months 20 days
Series G Warrant [Member] | US Treasury Bill Securities [Member]
Derivative [Line Items]
Contractual Term		5 years			5 years
Convertible Notes Payable
Derivative [Line Items]
Dividend yield	[3]					0.00%
Expected probability of Shareholder approval	[4]					85.00%
Contractual Term						1 year 3 months 29 days
Convertible Notes Payable | US Treasury Bill Securities [Member]
Derivative [Line Items]
Contractual Term						1 year 6 months
Convertible Notes Conversion Feature - 2016 Notes
Derivative [Line Items]
Dividend yield				0.00%	0.00% [3]
Contractual Term				1 year 10 months 2 days	4 years 7 months 28 days
Convertible Notes Conversion Feature - 2016 Notes | US Treasury Bill Securities [Member]
Derivative [Line Items]
Risk free interest rate description					The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
Convertible Notes Conversion Feature - 2016 Notes | Series H Warrant [Member]
Derivative [Line Items]
Dividend yield				0.00%	0.00%
Contractual Term				5 years	4 years 9 months

[1]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[2]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[3]	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
[4]	Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.